Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding	3 Months Ended
Jan. 31, 2023 $ / shares shares
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	650,603
Exercise Price 4.50 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	250,000
Exercise price (in Dollars per share) | $ / shares	$ 4.5
Expiry date	Apr. 22, 2024
Exercise Price 37.50 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	276,666
Exercise price (in Dollars per share) | $ / shares	$ 37.5
Expiry date	Dec. 22, 2022
Exercise Price 60.00 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	66,245
Exercise price (in Dollars per share) | $ / shares	$ 60
Expiry date	Aug. 14, 2023
Exercise Price 10.85 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	57,692
Exercise price (in Dollars per share) | $ / shares	$ 10.85 [1]
Expiry date	Nov. 17, 2027

[1]	Exercise price is USD$8.125.